Selected Income Statement Data	12 Months Ended
Dec. 31, 2021
Selected Income Statement Data [Abstract]
Selected Income Statement Data

Note 17 - Selected Income Statement Data

A.          Revenues

	Year Ended December 31,
	2021	2020	2019
	U.S. Dollars (in thousands)

Sales of products	259,332	148,257	127,396
Service fees	10,327	7,602	6,623

	269,659	155,859	134,019

In 2021 and 2020, no customer accounted for more than 10% of revenues.

In 2019, one customer accounted for 11% of the Company’s revenues.

B.          Selling, general and administrative expenses

	Year Ended December 31,
	2021	2020	2019
	U.S. Dollars (in thousands)

Selling (*)	33,614	22,969	19,294
General and administrative	9,359	8,063	7,187

	42,973	31,032	26,481

(*) Including shipping and handling costs	1,867	2,356	1,063

C.          Financial income, net

	Year Ended December 31,
	2021	2020	2019
	U.S. Dollars (in thousands)

Interest income	1,408	1,281	1,412
Other, net (*)	(378)	(506)	(611)

	1,030	775	801

(*)	Other, net includes foreign currency income (expense) resulting from transactions not denominated in U.S. Dollars amounting to $58, $(351), and $(352) in 2021, 2020 and 2019, respectively.